Reclamation and Closure Cost Provision - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Undiscounted value of the provision	$ 182.7	$ 167.1
Western Mesquite Mines, Inc.
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Security for reclamation	$ 27.7	$ 0.3
Bottom of range
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	2.00%	2.00%
Future cash flow discount rate	1.30%	0.90%
Top of range
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	3.50%	3.50%
Future cash flow discount rate	8.70%	6.90%